Future Principal Payment Requirements on Outstanding Debt (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt, Fiscal Year Maturity
2020	$ 184,142	$ 86,208,937
2021	96,140,324	12,823,585
2022	323,426,408	323,426,829
2023	3,384,134	3,384,578
2024	47,043,621	47,035,146
2025 and thereafter	246,890,840	246,890,812
Total payments	717,069,469	719,769,887
Premium on secured debt, net	494,168	592,505
Debt issuance costs, net	(4,774,227)	(7,629,390)	$ (36,907)
Total	$ 712,789,410	$ 712,733,002	$ 406,084,103